UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00116
The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class A
| AIVSX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.55%
Management's discussion of fund performance
The fund’s Class A shares gained 20.50% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class A (with sales charge) *	13.58%	14.01%	13.42%
The Investment Company of America — Class A (without sales charge) *	20.50%	15.36%	14.09%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class C
| AICCX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 19.59% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class C (with sales charge) *	18.59%	14.50%	13.39%
The Investment Company of America — Class C (without sales charge) *	19.59%	14.50%	13.39%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(per
cent
of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class T
| TICAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.31%
Management's discussion of fund performance
The fund’s Class T shares gained 20.81% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class T (with sales charge) 2	17.79%	15.06%	13.73%
The Investment Company of America — Class T (without sales charge) 2	20.81%	15.65%	14.06%
S&P 500 Index 3	17.88%	14.42%	14.89%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-1
| AICFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.62%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 20.42% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-1 *	20.42%	15.29%	14.01%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-2
| ICAFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.72% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class F-2 *	20.72%	15.59%	14.31%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class F-3
| FFICX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.87% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed
to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class F-3 2	20.87%	15.72%	14.06%
S&P 500 Index 3	17.88%	14.42%	14.95%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-A
| CICAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.47% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-529A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-A (with sales charge) *	16.26%	14.50%	13.62%
The Investment Company of America — Class 529-A (without sales charge) *	20.47%	15.32%	14.03%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-C
| CICCX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 149	1.36%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.52% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-529C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-C (with sales charge) *	18.52%	14.44%	13.60%
The Investment Company of America — Class 529-C (without sales charge) *	19.52%	14.44%	13.60%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-E
| CICEX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.84%
Management's discussion of fund performance
The fund’s Class
529-
E shares gained 20.17% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-E *	20.17%	15.04%	13.76%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-T
| TIACX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.36%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.73% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced
results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-T (with sales charge) 2	17.71%	15.00%	13.66%
The Investment Company of America — Class 529-T (without sales charge) 2	20.73%	15.58%	14.00%
S&P 500 Index 3	17.88%	14.42%	14.89%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-1
| CICFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 47	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.64% for the year ended December 31, 2025. That result compares with a 17.88% gain for the
S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class 529-F-1 *	20.64%	15.51%	14.25%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-2
| FCIAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.74% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please
refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-F-2 2	20.74%	15.60%	18.12%
S&P 500 Index 3	17.88%	14.42%	17.08%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class 529-F-3
| FAOOX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.32%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.80% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Investment Company of America — Class 529-F-3 2	20.80%	15.65%	18.17%
S&P 500 Index 3	17.88%	14.42%	17.08%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-1
| RICAX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 146	1.33%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.57% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-1 *	19.57%	14.48%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2
| RICBX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 149	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.53% for the year ended December 31, 2025. That result compares
with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2 *	19.53%	14.45%	13.19%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-2E
| RIBEX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 117	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.91% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-R2E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-2E *	19.91%	14.80%	13.53%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-3
| RICCX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.91%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 20.08% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-3 *	20.08%	14.97%	13.69%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-4
| RICEX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 67	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 20.43% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&
P
500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-4 *	20.43%	15.31%	14.04%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(
800)
421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5E
| RICHX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.69% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven
by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5E *	20.69%	15.55%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-5
| RICFX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.31%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.78% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/
mutual
-fund-returns-R5
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven
by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive. Returns from the communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-5 *	20.78%	15.66%	14.38%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings
, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-004-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Investment Company of America
®
Class R-6
| RICGX
for the year ended December 31, 2025
This annual shareholder report contains important information about The Investment Company of America (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.86% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S
&
P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve (Fed) to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology and industrials being particularly additive.
Returns
from
the
communication services and consumer staples were also positive.
The materials sector was a modest detractor from overall results as it posted the lowest return among all sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Investment Company of America — Class R-6 *	20.86%	15.72%	14.43%
S&P 500 Index †	17.88%	14.42%	14.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
.
Key fund statistics
Fund net assets (in millions)	$ 175,957
Total number of portfolio holdings	217
Total advisory fees paid (in millions)	$ 371
Portfolio turnover rate	34%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-004-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	125,000	23,000	10,000	None
December 31, 2024	227,000	27,000	9,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,140,000
December 31, 2024	2,198,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Investment Company of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-004-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Common stocks 96.72%	Shares	Value (000)
Energy 2.88%
Baker Hughes Co., Class A	5,528,118	$251,751
Canadian Natural Resources, Ltd. (CAD denominated)	25,419,217	860,981
Cenovus Energy, Inc. (CAD denominated)	38,220,335	646,589
ConocoPhillips	1,332,999	124,782
Diamondback Energy, Inc.	2,929,232	440,352
EOG Resources, Inc.	1,366,883	143,536
EQT Corp.	1,020,415	54,694
Expand Energy Corp.	7,978,473	880,504
Exxon Mobil Corp.	3,275,352	394,156
Halliburton Co.	30,705,799	867,746
TC Energy Corp. (CAD denominated) (a)	7,418,569	408,506
		5,073,597

Materials 2.09%
Air Products and Chemicals, Inc.	3,525,262	870,810
Barrick Mining Corp.	1,217,000	53,000
Celanese Corp.	377,864	15,976
Dow, Inc.	5,000,000	116,900
Freeport-McMoRan, Inc.	8,435,914	428,460
International Paper Co.	835,632	32,916
Linde PLC	4,448,164	1,896,653
LyondellBasell Industries NV	4,500,000	194,850
Sherwin-Williams Co.	216,962	70,302
		3,679,867

Industrials 12.67%
Airbus SE, non-registered shares (a)	1,485,218	344,501
ATI, Inc. (b)	1,760,931	202,084
Automatic Data Processing, Inc.	610,993	157,166
BAE Systems PLC	11,938,499	274,454
Boeing Co. (The) (b)	899,243	195,244
Carrier Global Corp.	24,772,068	1,308,956
Caterpillar, Inc.	644,390	369,152
CSX Corp.	1,063,741	38,561
Deutsche Post AG	2,838,631	155,478
Equifax, Inc.	840,304	182,329
FedEx Corp.	469,615	135,653
FTAI Aviation, Ltd.	2,741,882	539,740
GE Vernova, Inc.	63,100	41,240
General Dynamics Corp.	2,256,997	759,841
General Electric Co.	13,661,812	4,208,248
GFL Environmental, Inc., subordinate voting shares	5,969,140	256,375
HEICO Corp.	152,961	49,497
Honeywell International, Inc.	282,599	55,132
Illinois Tool Works, Inc.	2,458,574	605,547
Ingersoll-Rand, Inc.	9,306,009	737,222
Lennox International, Inc.	352,188	171,015
Northrop Grumman Corp.	1,024,628	584,253
Otis Worldwide Corp.	1,213,212	105,974
Paychex, Inc.	2,785,905	312,523
Recruit Holdings Co., Ltd.	7,665,900	437,317
Rolls-Royce Holdings PLC	79,142,267	1,230,119
RTX Corp.	17,768,090	3,258,668
Stanley Black & Decker, Inc.	5,875,287	436,416
TransDigm Group, Inc.	194,601	258,790
Uber Technologies, Inc. (b)	37,875,027	3,094,768
UL Solutions, Inc., Class A	196,756	15,516
Union Pacific Corp.	1,936,945	448,054
United Airlines Holdings, Inc. (b)	2,663,816	297,868
United Rentals, Inc.	947,253	766,631

1	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Waste Connections, Inc.	476,795	$83,611
Waste Management, Inc.	566,623	124,493
XPO, Inc. (b)	419,205	56,974
		22,299,410

Consumer discretionary 9.82%
Amazon.com, Inc. (b)	31,190,653	7,199,426
Booking Holdings, Inc.	76,355	408,906
Carvana Co., Class A (b)	659,222	278,205
Chipotle Mexican Grill, Inc. (b)	10,820,185	400,347
DoorDash, Inc., Class A (b)	730,244	165,386
Flutter Entertainment PLC (b)	110,075	23,671
Hilton Worldwide Holdings, Inc.	501,430	144,036
Home Depot, Inc.	4,837,002	1,664,412
LVMH Moet Hennessy-Louis Vuitton SE	235,676	177,676
Marriott International, Inc., Class A	539,682	167,431
McDonald’s Corp.	989,914	302,547
MercadoLibre, Inc. (b)	97,569	196,529
Royal Caribbean Cruises, Ltd.	11,236,730	3,134,149
Starbucks Corp. (a)	18,605,995	1,566,811
Tesla, Inc. (b)	1,198,746	539,100
TJX Cos., Inc. (The)	3,617,304	555,654
Tractor Supply Co.	849,136	42,465
YUM! Brands, Inc.	2,013,463	304,597
		17,271,348

Consumer staples 6.34%
Altria Group, Inc.	7,379,811	425,520
British American Tobacco PLC	87,601,694	4,965,058
British American Tobacco PLC (ADR)	1,451,116	82,162
Church & Dwight Co., Inc.	763,622	64,030
Coca-Cola Co.	3,856,379	269,599
Dollar Tree Stores, Inc. (b)	1,122,363	138,062
Imperial Brands PLC	12,755,925	536,281
Mondelez International, Inc., Class A	10,177,163	547,837
PepsiCo, Inc.	1,844,209	264,681
Philip Morris International, Inc.	22,786,940	3,655,025
Procter & Gamble Co.	1,395,052	199,925
		11,148,180

Health care 11.34%
Abbott Laboratories	16,055,338	2,011,573
AbbVie, Inc.	6,657,554	1,521,185
Alnylam Pharmaceuticals, Inc. (b)	949,975	377,758
Amgen, Inc.	1,076,069	352,208
AstraZeneca PLC	2,080,435	383,199
Cardinal Health, Inc.	327,252	67,250
Cencora, Inc.	1,375,878	464,703
Cigna Group (The)	1,202,827	331,054
CVS Health Corp.	2,147,600	170,434
Daiichi Sankyo Co., Ltd.	9,900,000	210,847
Danaher Corp.	2,939,751	672,968
Eli Lilly and Co.	6,767,893	7,273,319
GE HealthCare Technologies, Inc.	11,371,984	932,730
Gilead Sciences, Inc.	1,952,929	239,703
Humana, Inc.	169,966	43,533
Insulet Corp. (b)	379,471	107,861
Intuitive Surgical, Inc. (b)	154,252	87,362
Johnson & Johnson	261,135	54,042
Medtronic PLC	2,223,292	213,569
Royalty Pharma PLC, Class A	1,834,676	70,892
Stryker Corp.	614,896	216,117
Takeda Pharmaceutical Co., Ltd.	5,215,012	162,015

The Investment Company of America	2

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Thermo Fisher Scientific, Inc.	1,140,285	$660,738
UnitedHealth Group, Inc.	2,611,686	862,144
Vertex Pharmaceuticals, Inc. (b)	5,437,002	2,464,919
		19,952,123

Financials 9.23%
American Express Co.	2,892,111	1,069,936
American International Group, Inc.	2,206,016	188,725
Apollo Asset Management, Inc.	1,948,284	282,034
Arthur J. Gallagher & Co.	1,864,999	482,643
Bank of America Corp.	1,480,952	81,452
Berkshire Hathaway, Inc., Class B (b)	700,000	351,855
BlackRock, Inc.	599,192	641,339
Blackstone, Inc.	1,284,769	198,034
Blue Owl Capital, Inc., Class A (a)	10,956,133	163,685
Brown & Brown, Inc.	3,706,245	295,388
Capital One Financial Corp.	1,101,294	266,910
Chubb, Ltd.	972,873	303,653
CME Group, Inc., Class A	635,140	173,444
Equitable Holdings, Inc.	1,122,630	53,493
Fidelity National Information Services, Inc.	4,534,408	301,357
JPMorgan Chase & Co.	6,154,657	1,983,154
KKR & Co., Inc.	5,828,921	743,071
Marsh & McLennan Cos., Inc.	2,732,171	506,872
Mastercard, Inc., Class A	3,362,415	1,919,536
Morgan Stanley	8,776,922	1,558,167
PayPal Holdings, Inc.	13,314,209	777,284
PNC Financial Services Group, Inc.	879,756	183,631
Progressive Corp.	3,720,131	847,148
S&P Global, Inc.	132,090	69,029
Toast, Inc., Class A (b)	4,072,769	144,624
TPG, Inc., Class A	2,645,059	168,861
Truist Financial Corp.	14,348,671	706,098
U.S. Bancorp	2,220,634	118,493
Visa, Inc., Class A	1,348,309	472,865
Wells Fargo & Co.	12,767,770	1,189,956
		16,242,737

Information technology 29.92%
Accenture PLC, Class A	1,273,440	341,664
Adobe, Inc. (b)	88,093	30,832
Amphenol Corp., Class A	7,742,162	1,046,276
Apple, Inc.	15,089,499	4,102,231
Applied Materials, Inc.	7,639,668	1,963,318
AppLovin Corp., Class A (b)	213,533	143,883
Arista Networks, Inc. (b)	4,553,810	596,686
ASML Holding NV	246,564	263,556
ASML Holding NV (ADR)	144,282	154,362
Broadcom, Inc.	34,274,292	11,862,332
Corning, Inc.	5,000,000	437,800
Intel Corp. (b)	12,256,028	452,247
KLA Corp.	273,307	332,090
Marvell Technology, Inc.	2,372,589	201,623
Micron Technology, Inc.	3,791,282	1,082,070
Microsoft Corp.	25,184,994	12,179,967
NVIDIA Corp.	52,422,732	9,776,839
Oracle Corp.	8,388,537	1,635,010
Salesforce, Inc.	6,179,890	1,637,115
ServiceNow, Inc. (b)	1,881,595	288,242
Shopify, Inc., Class A, subordinate voting shares (b)	4,443,275	715,234
Strategy, Inc., Class A (a)(b)	719,358	109,306
Taiwan Semiconductor Manufacturing Co., Ltd.	48,593,921	2,373,977

3	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,067,215	$628,206
TE Connectivity PLC	273,238	62,164
Texas Instruments, Inc.	1,349,510	234,126
		52,651,156

Communication services 9.68%
Alphabet, Inc., Class A	15,748,863	4,929,394
Alphabet, Inc., Class C	14,592,056	4,578,987
AT&T, Inc.	5,024,424	124,807
Charter Communications, Inc., Class A (a)(b)	2,461,440	513,825
Comcast Corp., Class A	22,661,438	677,350
Meta Platforms, Inc., Class A	5,887,303	3,886,150
Netflix, Inc. (b)	13,886,550	1,302,003
ROBLOX Corp., Class A (b)	2,062,948	167,161
SoftBank Group Corp.	15,684,000	442,168
T-Mobile US, Inc.	2,038,348	413,866
		17,035,711

Utilities 1.80%
Atmos Energy Corp.	1,552,084	260,176
CenterPoint Energy, Inc.	9,591,511	367,738
Constellation Energy Corp.	1,150,362	406,388
Dominion Energy, Inc.	5,987,142	350,787
Edison International	1,071,985	64,341
Entergy Corp.	4,148,185	383,417
NextEra Energy, Inc.	4,955,445	397,823
NiSource Inc.	3,176,433	132,648
PG&E Corp.	13,324,185	214,120
Pinnacle West Capital Corp.	1,870,321	165,897
Public Service Enterprise Group, Inc.	668,492	53,680
Sempra	2,566,159	226,566
Southern Co. (The)	1,088,903	94,952
Vistra Corp.	279,390	45,074
		3,163,607

Real estate 0.95%
American Tower Corp. REIT	1,054,969	185,221
CoStar Group, Inc. (b)	849,227	57,102
Extra Space Storage, Inc. REIT	2,532,360	329,764
Prologis, Inc. REIT	2,664,167	340,107
Welltower, Inc. REIT	4,070,566	755,538
		1,667,732
Total common stocks (cost: $83,804,757,000)		170,185,468
Preferred securities 0.39%
Financials 0.37%
Fannie Mae, Series O, 7.00% noncumulative preferred shares (b)	4,810,038	128,668
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 5.615% perpetual noncumulative preferred shares (b)	564,388	7,343
Fannie Mae, Series R, 7.625% noncumulative preferred shares (b)	3,026,482	41,433
Fannie Mae, Series S, 8.25% noncumulative preferred shares (b)	7,688,868	117,101
Fannie Mae, Series T, 8.25% noncumulative preferred shares (b)	11,530,150	160,846
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (b)	1,818,512	22,670
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	12,714,951	183,095
		661,156

Information technology 0.02%
Strategy, Inc., 10.00% perpetual bonds cumulative preferred shares	291,400	29,446
Total preferred securities (cost: $294,546,000)		690,602

The Investment Company of America	4

Convertible stocks 0.19%	Shares	Value (000)
Industrials 0.11%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,850,592	$196,862

Financials 0.08%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	2,459,184	127,484
Total convertible stocks (cost: $272,841,000)		324,346
Bonds, notes & other debt instruments 0.03%	Principal amount (000)
Corporate bonds and notes 0.03%
Industrials 0.03%
TransDigm, Inc. 6.375% 5/31/2033 (c)	USD51,068	52,437
Total bonds, notes & other debt instruments (cost: $50,767,000)		52,437
Short-term securities 2.78%	Shares
Money market investments 2.59%
Capital Group Central Cash Fund 3.79% (d)(e)	45,536,521	4,554,108

Money market investments purchased with collateral from securities on loan 0.19%
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.65% (d)(f)	47,600,000	47,600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	46,687,839	46,688
Capital Group Central Cash Fund 3.79% (d)(e)(f)	451,109	45,115
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.65% (d)(f)	44,200,000	44,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.69% (d)(f)	44,200,000	44,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.74% (d)(f)	37,400,000	37,400
Fidelity Investments Money Market Government Portfolio, Class I 3.67% (d)(f)	27,200,000	27,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.61% (d)(f)	27,200,000	27,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.70% (d)(f)	20,400,000	20,400
		340,003
Total short-term securities (cost: $4,893,268,000)		4,894,111
Total investment securities 100.11% (cost: $89,316,179,000)		176,146,964
Other assets less liabilities (0.11)%		(189,493)
Net assets 100.00%		$175,957,471
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Royal Caribbean Cruises, Ltd. (h)	$3,887,250	$385,839	$2,099,277	$1,575,410	$(615,073)	$—	$44,658
Health care 0.00%
GE HealthCare Technologies, Inc. (h)	1,889,380	435,464	1,298,585	(20,250)	(73,279)	—	2,306
Total common stocks						—
Short-term securities 2.61%
Money market investments 2.59%
Capital Group Central Cash Fund 3.79% (d)	4,741,763	20,676,422	20,863,333	(685)	(59)	4,554,108	265,568

5	The Investment Company of America

Investments in affiliates (g) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 3.79% (d)(f)	$24,557	$20,558 (i)				$45,115	$— (j)
Total short-term securities						4,599,223
Total 2.61%				$1,554,475	$(688,411)	$4,599,223	$312,532

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Non-income producing.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,437,000, which represented
0.03% of the net assets of the fund.

(d)	Rate represents the seven-day yield at 12/31/2025.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2025. Refer to the investment portfolio for the security value at 12/31/2025.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

The Investment Company of America	6

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $504,052 of investment securities on loan):
Unaffiliated issuers (cost: $84,717,799)	$171,547,741
Affiliated issuers (cost: $4,598,380)	4,599,223	$176,146,964
Cash		108
Cash denominated in currencies other than U.S. dollars (cost: $11,626)		11,626
Receivables for:
Sales of investments	9,294
Sales of fund’s shares	113,200
Dividends and interest	209,108
Securities lending income	188
Other	1,130	332,920
		176,491,618
Liabilities:
Collateral for securities on loan		340,003
Payables for:
Purchases of investments	17,529
Repurchases of fund’s shares	97,641
Investment advisory services	33,921
Services provided by related parties	34,686
Trustees’ deferred compensation	5,025
Other	5,342	194,144
Net assets at December 31, 2025		$175,957,471
Net assets consist of:
Capital paid in on shares of beneficial interest		$88,700,752
Total distributable earnings (accumulated loss)		87,256,719
Net assets at December 31, 2025		$175,957,471
Refer to the notes to financial statements.

7	The Investment Company of America

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,809,927 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$104,918,070	1,674,271	$62.66
Class C	1,409,300	22,877	61.60
Class T	16	— *	62.63
Class F-1	1,888,104	30,255	62.41
Class F-2	21,626,677	345,464	62.60
Class F-3	8,644,179	138,049	62.62
Class 529-A	4,494,185	72,026	62.40
Class 529-C	74,966	1,203	62.32
Class 529-E	99,604	1,605	62.07
Class 529-T	31	1	62.63
Class 529-F-1	22	— *	62.22
Class 529-F-2	415,355	6,630	62.65
Class 529-F-3	24	— *	62.63
Class R-1	89,200	1,443	61.83
Class R-2	857,477	13,843	61.94
Class R-2E	142,569	2,287	62.34
Class R-3	1,311,857	21,067	62.27
Class R-4	1,534,664	24,605	62.37
Class R-5E	439,555	7,025	62.57
Class R-5	287,014	4,582	62.64
Class R-6	27,724,602	442,694	62.63
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Investment Company of America	8

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,540; also includes $312,532 from affiliates)	$2,380,403
Interest from unaffiliated issuers	5,475
Securities lending income (net of fees)	1,129	$2,387,007
Fees and expenses*:
Investment advisory services	371,090
Distribution services	283,795
Transfer agent services	82,057
Administrative services	49,076
529 plan services	2,523
Reports to shareholders	2,286
Registration statement and prospectus	3,037
Trustees’ compensation	1,221
Auditing and legal	189
Custodian	1,445
Other	206
Total fees and expenses before waivers and/or reimbursements	796,925
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	21
Total fees and expenses after waivers and/or reimbursements		796,904
Net investment income		1,590,103
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,733,854
Affiliated issuers	1,554,475
In-kind redemptions	168,874
Currency transactions	(2,069)	15,455,134
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	14,411,108
Affiliated issuers	(688,411)
Currency translations	927	13,723,624
Net realized gain (loss) and unrealized appreciation (depreciation)		29,178,758
Net increase (decrease) in net assets resulting from operations		$30,768,861
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	The Investment Company of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$1,590,103	$1,679,427
Net realized gain (loss)	15,455,134	13,202,197
Net unrealized appreciation (depreciation)	13,723,624	16,522,805
Net increase (decrease) in net assets resulting from operations	30,768,861	31,404,429
Distributions paid to shareholders	(17,401,732)	(13,441,604)
Net capital share transactions	9,128,848	9,096,829
Total increase (decrease) in net assets	22,495,977	27,059,654
Net assets:
Beginning of year	153,461,494	126,401,840
End of year	$175,957,471	$153,461,494
Refer to the notes to financial statements.

The Investment Company of America	10

Notes to financial statements
1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	The Investment Company of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended December 31, 2025,  the fund delivered $247,939,000 of investment securities in connection with in-kind redemptions. Net realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Investment Company of America	12

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,073,597	$—	$—	$5,073,597
Materials	3,679,867	—	—	3,679,867
Industrials	19,857,541	2,441,869	—	22,299,410
Consumer discretionary	17,093,672	177,676	—	17,271,348
Consumer staples	5,646,841	5,501,339	—	11,148,180
Health care	19,196,062	756,061	—	19,952,123
Financials	16,242,737	—	—	16,242,737
Information technology	50,013,623	2,637,533	—	52,651,156
Communication services	16,593,543	442,168	—	17,035,711
Utilities	3,163,607	—	—	3,163,607
Real estate	1,667,732	—	—	1,667,732
Preferred securities	690,602	—	—	690,602
Convertible stocks	324,346	—	—	324,346
Bonds, notes & other debt instruments	—	52,437	—	52,437
Short-term securities	4,894,111	—	—	4,894,111
Total	$164,137,881	$12,009,083	$—	$176,146,964

13	The Investment Company of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The Investment Company of America	14

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2025, the total value of securities on loan was $504,052,000, and the total value of collateral received was $526,833,000. Collateral received includes cash of $340,003,000 and U.S. government securities of $186,830,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended December 31, 2025, the fund reclassified $903,763,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

15	The Investment Company of America

As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$510,331
Undistributed long-term capital gains	454,356
Post-October capital loss deferral*	(234,229)
Gross unrealized appreciation on investments	87,770,095
Gross unrealized depreciation on investments	(1,239,210)
Net unrealized appreciation (depreciation) on investments	86,530,885
Cost of investments	89,616,079
*
This deferral is considered incurred in the subsequent year.
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$978,641	$9,383,971	$10,362,612	$950,891	$7,170,699	$8,121,590
Class C	3,312	126,928	130,240	4,325	103,637	107,962
Class T	— †	2	2	— †	1	1
Class F-1	16,065	167,852	183,917	15,998	128,051	144,049
Class F-2	226,637	1,906,047	2,132,684	201,200	1,342,370	1,543,570
Class F-3	100,585	771,184	871,769	86,321	534,961	621,282
Class 529-A	40,628	400,734	441,362	39,970	310,984	350,954
Class 529-C	131	6,654	6,785	194	5,561	5,755
Class 529-E	687	9,012	9,699	733	7,172	7,905
Class 529-T	— †	3	3	— †	2	2
Class 529-F-1	— †	2	2	— †	1	1
Class 529-F-2	4,376	36,307	40,683	3,633	24,299	27,932
Class 529-F-3	— †	2	2	— †	2	2
Class R-1	189	8,015	8,204	252	6,304	6,556
Class R-2	1,678	77,371	79,049	2,307	61,328	63,635
Class R-2E	641	12,687	13,328	643	9,000	9,643
Class R-3	7,906	116,924	124,830	8,098	89,062	97,160
Class R-4	13,498	136,159	149,657	13,817	108,039	121,856
Class R-5E	4,497	38,831	43,328	3,887	26,678	30,565
Class R-5	3,322	25,389	28,711	2,958	17,910	20,868
Class R-6	328,747	2,446,118	2,774,865	307,420	1,852,896	2,160,316
Total	$1,731,540	$15,670,192	$17,401,732	$1,642,647	$11,798,957	$13,441,604
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.390% on the first $1.0 billion of daily net assets and decreasing to 0.216% on such assets in excess of $115 billion. On December 11, 2024, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2025, decreasing the annual rate to 0.214% on daily net assets in excess of $144 billion. On December 11, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.212% on daily net assets in excess of $186 billion. CRMC waived investment advisory services fees of $21,000 in advance of the amended investment advisory agreement.  CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $371,090,000 were reduced to $371,069,000, both of which were equivalent to an annualized rate of 0.227% of average daily net assets.

The Investment Company of America	16

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $2,523,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

17	The Investment Company of America

For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$237,797	$49,125	$29,613	Not applicable
Class C	13,487	671	405	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	4,222	1,985	518	Not applicable
Class F-2	Not applicable	20,739	5,759	Not applicable
Class F-3	Not applicable	64	2,337	Not applicable
Class 529-A	9,606	1,968	1,270	$2,241
Class 529-C	717	34	22	38
Class 529-E	474	27	29	51
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	144	110	193
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	839	77	26	Not applicable
Class R-2	6,138	2,814	246	Not applicable
Class R-2E	784	260	39	Not applicable
Class R-3	6,123	1,778	367	Not applicable
Class R-4	3,608	1,438	433	Not applicable
Class R-5E	Not applicable	587	118	Not applicable
Class R-5	Not applicable	134	80	Not applicable
Class R-6	Not applicable	212	7,704	Not applicable

Total class-specific expenses	$283,795	$82,057	$49,076	$2,523
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,221,000 in the fund’s statement of operations reflects $496,000 in current fees (either paid in cash or deferred) and a net increase of $725,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $3,226,844,000 and $1,781,906,000, respectively, which generated $321,959,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

The Investment Company of America	18

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$4,485,343	73,008	$10,129,139	164,193	$(10,952,140)	(177,217)	$3,662,342	59,984
Class C	231,844	3,827	129,777	2,137	(398,532)	(6,619)	(36,911)	(655)
Class T	—	—	—	—	—	—	—	—
Class F-1	218,120	3,439	182,131	2,964	(301,734)	(5,011)	98,517	1,392
Class F-2	4,997,737	80,630	2,079,821	33,744	(4,424,465)	(72,563)	2,653,093	41,811
Class F-3	1,781,484	28,747	838,433	13,601	(1,543,183)	(24,800)	1,076,734	17,548
Class 529-A	331,014	5,381	441,219	7,182	(673,439)	(10,884)	98,794	1,679
Class 529-C	18,234	297	6,785	110	(28,651)	(467)	(3,632)	(60)
Class 529-E	7,722	128	9,698	159	(18,243)	(294)	(823)	(7)
Class 529-T	—	—	3	1	—	—	3	1
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	84,784	1,372	40,675	660	(59,543)	(957)	65,916	1,075
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	10,210	167	8,202	135	(17,995)	(290)	417	12
Class R-2	122,106	2,007	79,020	1,295	(204,213)	(3,358)	(3,087)	(56)
Class R-2E	33,639	549	13,328	217	(32,644)	(525)	14,323	241
Class R-3	208,411	3,410	124,595	2,032	(282,043)	(4,614)	50,963	828
Class R-4	195,566	3,171	149,615	2,436	(335,307)	(5,452)	9,874	155
Class R-5E	93,942	1,529	43,302	703	(79,102)	(1,284)	58,142	948
Class R-5	53,453	877	28,694	465	(50,120)	(813)	32,027	529
Class R-6	1,620,567	26,540	2,762,848	44,821	(3,031,263)	(49,003)	1,352,152	22,358
Total net increase (decrease)	$14,494,176	235,079	$17,067,289	276,855	$(22,432,617)	(364,151)	$9,128,848	147,783
Refer to the end of the table(s) for footnote(s).

19	The Investment Company of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$4,073,426	71,606	$7,938,192	134,554	$(9,134,035)	(159,629)	$2,877,583	46,531
Class C	198,355	3,557	107,613	1,848	(362,452)	(6,483)	(56,484)	(1,078)
Class T	—	—	—	—	—	—	—	—
Class F-1	108,613	1,922	142,555	2,425	(230,280)	(4,059)	20,888	288
Class F-2	4,435,514	77,984	1,505,388	25,545	(3,256,680)	(57,057)	2,684,222	46,472
Class F-3	1,604,445	28,093	594,974	10,097	(1,183,867)	(20,699)	1,015,552	17,491
Class 529-A	334,294	5,898	350,804	5,969	(607,996)	(10,751)	77,102	1,116
Class 529-C	18,319	324	5,754	98	(34,486)	(609)	(10,413)	(187)
Class 529-E	6,721	119	7,904	135	(19,771)	(344)	(5,146)	(90)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	74,870	1,312	27,847	472	(46,901)	(819)	55,816	965
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	11,065	200	6,554	112	(17,112)	(303)	507	9
Class R-2	119,654	2,133	63,599	1,086	(176,803)	(3,142)	6,450	77
Class R-2E	19,171	342	9,643	164	(18,458)	(323)	10,356	183
Class R-3	183,370	3,244	96,943	1,651	(249,881)	(4,420)	30,432	475
Class R-4	153,321	2,706	121,811	2,073	(260,017)	(4,597)	15,115	182
Class R-5E	79,745	1,415	30,560	518	(63,895)	(1,124)	46,410	809
Class R-5	28,684	507	20,855	354	(44,231)	(771)	5,308	90
Class R-6	3,122,126	55,252	2,151,854	36,521	(2,950,855)	(52,528)	2,323,125	39,245
Total net increase (decrease)	$14,571,693	256,614	$13,182,856	223,622	$(18,657,720)	(327,658)	$9,096,829	152,578
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $54,509,612,000 and $60,791,785,000, respectively, during the year ended December 31, 2025.

The Investment Company of America	20

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$57.68	$.56	$11.06	$11.62	$(.62 )	$(6.02)	$(6.64)	$62.66	20.50%	$104,918	.55%	.55%	.91%
12/31/2024	50.40	.63	12.01	12.64	(.62 )	(4.74)	(5.36)	57.68	24.95	93,118.56		.56	1.11
12/31/2023	41.26	.64	11.01	11.65	(.73 )	(1.78)	(2.51)	50.40	28.50	79,014.58		.58	1.40
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62 )	(1.90)	(2.52)	41.26	(15.52)	65,046.57		.57	1.51
12/31/2021	44.42	.64	10.34	10.98	(.62 )	(2.98)	(3.60)	51.80	25.01	81,274.57		.57	1.29
Class C:
12/31/2025	56.80	.09	10.88	10.97	(.15 )	(6.02)	(6.17)	61.60	19.59	1,409	1.31	1.31	.15
12/31/2024	49.70	.20	11.83	12.03	(.19 )	(4.74)	(4.93)	56.80	24.02	1,337	1.31	1.31	.35
12/31/2023	40.72	.29	10.85	11.14	(.38 )	(1.78)	(2.16)	49.70	27.53	1,223	1.33	1.33	.64
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28 )	(1.90)	(2.18)	40.72	(16.14)	1,119	1.33	1.33	.74
12/31/2021	43.90	.26	10.21	10.47	(.25 )	(2.98)	(3.23)	51.14	24.08	1,544	1.32	1.32	.54
Class T:
12/31/2025	57.65	.71	11.06	11.77	(.77 )	(6.02)	(6.79)	62.63	20.81 [5]	— [6]	.31 [5]	.31 [5]	1.15 [5]
12/31/2024	50.37	.77	12.01	12.78	(.76 )	(4.74)	(5.50)	57.65	25.26 [5]	— [6]	.32 [5]	.32 [5]	1.35 [5]
12/31/2023	41.24	.76	11.00	11.76	(.85 )	(1.78)	(2.63)	50.37	28.83 [5]	— [6]	.31 [5]	.31 [5]	1.66 [5]
12/31/2022	51.78	.77	(8.68)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)[5]	— [6]	.33 [5]	.33 [5]	1.74 [5]
12/31/2021	44.41	.75	10.34	11.09	(.74 )	(2.98)	(3.72)	51.78	25.29 [5]	— [6]	.34 [5]	.34 [5]	1.52 [5]
Class F-1:
12/31/2025	57.47	.52	11.02	11.54	(.58 )	(6.02)	(6.60)	62.41	20.42	1,888.62		.62	.84
12/31/2024	50.23	.59	11.97	12.56	(.58 )	(4.74)	(5.32)	57.47	24.88	1,659.63		.63	1.04
12/31/2023	41.13	.61	10.96	11.57	(.69 )	(1.78)	(2.47)	50.23	28.41	1,435.64		.64	1.34
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59 )	(1.90)	(2.49)	41.13	(15.56)	1,215.64		.64	1.43
12/31/2021	44.29	.60	10.31	10.91	(.58 )	(2.98)	(3.56)	51.64	24.92	1,595.64		.64	1.22
Class F-2:
12/31/2025	57.63	.68	11.04	11.72	(.73 )	(6.02)	(6.75)	62.60	20.72	21,627.37		.37	1.09
12/31/2024	50.36	.75	11.99	12.74	(.73 )	(4.74)	(5.47)	57.63	25.19	17,500.37		.37	1.31
12/31/2023	41.23	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.36	28.76	12,951.37		.37	1.61
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71 )	(1.90)	(2.61)	41.23	(15.34)	9,865.38		.38	1.71
12/31/2021	44.39	.74	10.33	11.07	(.72 )	(2.98)	(3.70)	51.76	25.27	11,435.37		.37	1.49
Class F-3:
12/31/2025	57.64	.74	11.06	11.80	(.80 )	(6.02)	(6.82)	62.62	20.87	8,644.26		.26	1.20
12/31/2024	50.36	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.64	25.34	6,946.26		.26	1.41
12/31/2023	41.23	.79	10.99	11.78	(.87 )	(1.78)	(2.65)	50.36	28.88	5,188.27		.27	1.71
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.23	(15.26)	4,112.27		.27	1.82
12/31/2021	44.40	.79	10.33	11.12	(.77 )	(2.98)	(3.75)	51.77	25.39	4,864.27		.27	1.60
Class 529-A:
12/31/2025	57.46	.54	11.02	11.56	(.60 )	(6.02)	(6.62)	62.40	20.47	4,494.59		.59	.87
12/31/2024	50.22	.61	11.97	12.58	(.60 )	(4.74)	(5.34)	57.46	24.91	4,042.60		.60	1.07
12/31/2023	41.12	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.22	28.45	3,477.62		.62	1.36
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60 )	(1.90)	(2.50)	41.12	(15.56)	2,943.61		.61	1.47
12/31/2021	44.29	.62	10.31	10.93	(.60 )	(2.98)	(3.58)	51.64	24.97	3,716.61		.61	1.25
Refer to the end of the table(s) for footnote(s).

21	The Investment Company of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$57.40	$.06	$10.99	$11.05	$(.11 )	$(6.02)	$(6.13)	$62.32	19.52%	$75	1.36%	1.36%	.10%
12/31/2024	50.17	.17	11.95	12.12	(.15 )	(4.74)	(4.89)	57.40	23.97	72	1.36	1.36	.31
12/31/2023	41.07	.27	10.95	11.22	(.34 )	(1.78)	(2.12)	50.17	27.48	73	1.39	1.39	.58
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25 )	(1.90)	(2.15)	41.07	(16.19)	72	1.38	1.38	.67
12/31/2021	44.22	.24	10.29	10.53	(.22 )	(2.98)	(3.20)	51.55	24.02	110	1.37	1.37	.49
Class 529-E:
12/31/2025	57.19	.38	10.96	11.34	(.44 )	(6.02)	(6.46)	62.07	20.17	100.84		.84	.62
12/31/2024	50.01	.46	11.92	12.38	(.46 )	(4.74)	(5.20)	57.19	24.60	92.85		.85	.82
12/31/2023	40.96	.51	10.91	11.42	(.59 )	(1.78)	(2.37)	50.01	28.13	85.86		.86	1.12
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49 )	(1.90)	(2.39)	40.96	(15.75)	73.86		.86	1.22
12/31/2021	44.14	.50	10.26	10.76	(.48 )	(2.98)	(3.46)	51.44	24.65	95.85		.85	1.01
Class 529-T:
12/31/2025	57.66	.68	11.05	11.73	(.74 )	(6.02)	(6.76)	62.63	20.73 [5]	— [6]	.36 [5]	.36 [5]	1.10 [5]
12/31/2024	50.38	.74	12.01	12.75	(.73 )	(4.74)	(5.47)	57.66	25.19 [5]	— [6]	.37 [5]	.37 [5]	1.30 [5]
12/31/2023	41.24	.73	11.01	11.74	(.82 )	(1.78)	(2.60)	50.38	28.77 [5]	— [6]	.38 [5]	.38 [5]	1.60 [5]
12/31/2022	51.78	.75	(8.69)	(7.94)	(.70 )	(1.90)	(2.60)	41.24	(15.36)[5]	— [6]	.39 [5]	.39 [5]	1.70 [5]
12/31/2021	44.41	.73	10.33	11.06	(.71 )	(2.98)	(3.69)	51.78	25.23 [5]	— [6]	.39 [5]	.39 [5]	1.47 [5]
Class 529-F-1:
12/31/2025	57.32	.63	10.99	11.62	(.70 )	(6.02)	(6.72)	62.22	20.64 [5]	— [6]	.43 [5]	.43 [5]	1.02 [5]
12/31/2024	50.11	.70	11.94	12.64	(.69 )	(4.74)	(5.43)	57.32	25.11 [5]	— [6]	.44 [5]	.44 [5]	1.23 [5]
12/31/2023	41.04	.69	10.94	11.63	(.78 )	(1.78)	(2.56)	50.11	28.64 [5]	— [6]	.46 [5]	.46 [5]	1.52 [5]
12/31/2022	51.54	.72	(8.65)	(7.93)	(.67 )	(1.90)	(2.57)	41.04	(15.41)[5]	— [6]	.45 [5]	.45 [5]	1.63 [5]
12/31/2021	44.21	.70	10.29	10.99	(.68 )	(2.98)	(3.66)	51.54	25.19 [5]	— [6]	.44 [5]	.44 [5]	1.42 [5]
Class 529-F-2:
12/31/2025	57.67	.69	11.05	11.74	(.74 )	(6.02)	(6.76)	62.65	20.74	415.35		.35	1.11
12/31/2024	50.38	.75	12.02	12.77	(.74 )	(4.74)	(5.48)	57.67	25.22	320.36		.36	1.32
12/31/2023	41.25	.74	10.99	11.73	(.82 )	(1.78)	(2.60)	50.38	28.76	231.36		.36	1.62
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71 )	(1.90)	(2.61)	41.25	(15.34)	175.37		.37	1.72
12/31/2021	44.41	.74	10.33	11.07	(.71 )	(2.98)	(3.69)	51.79	25.25	192.38		.38	1.48
Class 529-F-3:
12/31/2025	57.65	.71	11.06	11.77	(.77 )	(6.02)	(6.79)	62.63	20.80	— [6]	.32	.32	1.14
12/31/2024	50.37	.77	12.01	12.78	(.76 )	(4.74)	(5.50)	57.65	25.26	— [6]	.32	.32	1.35
12/31/2023	41.24	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.37	28.81	— [6]	.32	.32	1.65
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.24	(15.31)	— [6]	.33	.33	1.75
12/31/2021	44.41	.76	10.33	11.09	(.74 )	(2.98)	(3.72)	51.78	25.31	— [6]	.34	.32	1.54
Class R-1:
12/31/2025	56.99	.08	10.92	11.00	(.14 )	(6.02)	(6.16)	61.83	19.57	89	1.33	1.33	.12
12/31/2024	49.86	.19	11.86	12.05	(.18 )	(4.74)	(4.92)	56.99	23.98	82	1.33	1.33	.34
12/31/2023	40.84	.29	10.89	11.18	(.38 )	(1.78)	(2.16)	49.86	27.54	71	1.34	1.34	.64
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28 )	(1.90)	(2.18)	40.84	(16.17)	62	1.34	1.34	.73
12/31/2021	44.03	.26	10.23	10.49	(.24 )	(2.98)	(3.22)	51.30	24.04	78	1.34	1.34	.52
Refer to the end of the table(s) for footnote(s).

The Investment Company of America	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$57.09	$.06	$10.94	$11.00	$(.13 )	$(6.02)	$(6.15)	$61.94	19.53%	$857	1.36%	1.36%	.10%
12/31/2024	49.93	.18	11.89	12.07	(.17 )	(4.74)	(4.91)	57.09	23.99	793	1.35	1.35	.32
12/31/2023	40.91	.28	10.89	11.17	(.37 )	(1.78)	(2.15)	49.93	27.48	690	1.36	1.36	.62
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26 )	(1.90)	(2.16)	40.91	(16.18)	573	1.38	1.38	.70
12/31/2021	44.09	.25	10.24	10.49	(.23 )	(2.98)	(3.21)	51.37	24.02	752	1.36	1.36	.51
Class R-2E:
12/31/2025	57.41	.25	11.01	11.26	(.31 )	(6.02)	(6.33)	62.34	19.91	143	1.06	1.06	.40
12/31/2024	50.19	.35	11.95	12.30	(.34 )	(4.74)	(5.08)	57.41	24.33	118	1.06	1.06	.61
12/31/2023	41.11	.42	10.94	11.36	(.50 )	(1.78)	(2.28)	50.19	27.85	94	1.07	1.07	.91
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39 )	(1.90)	(2.29)	41.11	(15.93)	71	1.07	1.07	1.00
12/31/2021	44.28	.40	10.29	10.69	(.38 )	(2.98)	(3.36)	51.61	24.41	92	1.07	1.07	.80
Class R-3:
12/31/2025	57.36	.34	10.99	11.33	(.40 )	(6.02)	(6.42)	62.27	20.08	1,312.91		.91	.55
12/31/2024	50.14	.43	11.95	12.38	(.42 )	(4.74)	(5.16)	57.36	24.54	1,161.91		.91	.76
12/31/2023	41.07	.49	10.93	11.42	(.57 )	(1.78)	(2.35)	50.14	28.05	991.91		.91	1.06
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46 )	(1.90)	(2.36)	41.07	(15.79)	829.92		.92	1.16
12/31/2021	44.24	.47	10.28	10.75	(.45 )	(2.98)	(3.43)	51.56	24.56	1,060.91		.91	.95
Class R-4:
12/31/2025	57.44	.52	11.01	11.53	(.58 )	(6.02)	(6.60)	62.37	20.43	1,535.61		.61	.85
12/31/2024	50.21	.60	11.96	12.56	(.59 )	(4.74)	(5.33)	57.44	24.89	1,404.61		.61	1.06
12/31/2023	41.11	.62	10.97	11.59	(.71 )	(1.78)	(2.49)	50.21	28.46	1,218.62		.62	1.36
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60 )	(1.90)	(2.50)	41.11	(15.56)	1,040.62		.62	1.45
12/31/2021	44.28	.62	10.30	10.92	(.60 )	(2.98)	(3.58)	51.62	24.96	1,440.61		.61	1.25
Class R-5E:
12/31/2025	57.60	.65	11.05	11.70	(.71 )	(6.02)	(6.73)	62.57	20.69	439.41		.41	1.05
12/31/2024	50.33	.72	12.00	12.72	(.71 )	(4.74)	(5.45)	57.60	25.16	350.41		.41	1.26
12/31/2023	41.21	.72	10.98	11.70	(.80 )	(1.78)	(2.58)	50.33	28.69	265.42		.42	1.56
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69 )	(1.90)	(2.59)	41.21	(15.38)	189.42		.42	1.67
12/31/2021	44.38	.73	10.32	11.05	(.71 )	(2.98)	(3.69)	51.74	25.21	203.41		.41	1.47
Class R-5:
12/31/2025	57.67	.72	11.04	11.76	(.77 )	(6.02)	(6.79)	62.64	20.78	287.31		.31	1.15
12/31/2024	50.38	.78	12.01	12.79	(.76 )	(4.74)	(5.50)	57.67	25.29	234.31		.31	1.36
12/31/2023	41.25	.76	10.99	11.75	(.84 )	(1.78)	(2.62)	50.38	28.81	200.32		.32	1.66
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73 )	(1.90)	(2.63)	41.25	(15.30)	170.32		.32	1.75
12/31/2021	44.41	.77	10.34	11.11	(.75 )	(2.98)	(3.73)	51.79	25.34	225.31		.31	1.55
Class R-6:
12/31/2025	57.65	.74	11.06	11.80	(.80 )	(6.02)	(6.82)	62.63	20.86	27,725.26		.26	1.20
12/31/2024	50.37	.80	12.01	12.81	(.79 )	(4.74)	(5.53)	57.65	25.33	24,233.26		.26	1.41
12/31/2023	41.24	.78	11.00	11.78	(.87 )	(1.78)	(2.65)	50.37	28.88	19,196.27		.27	1.71
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76 )	(1.90)	(2.66)	41.24	(15.26)	15,480.27		.27	1.82
12/31/2021	44.40	.79	10.34	11.13	(.77 )	(2.98)	(3.75)	51.78	25.41	17,044.27		.27	1.61
Refer to the end of the table(s) for footnote(s).

23	The Investment Company of America

Financial highlights (continued)

	Year ended December 31,
	2025[7]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[8]	34%	32%	29%	31%	22%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates exclude in-kind transactions, if any.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

The Investment Company of America	24

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Investment Company of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Investment Company of America (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

25	The Investment Company of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Long-term capital gains	$16,405,386,000
Qualified dividend income	100%
Section 163(j) interest dividends	$191,762,000
Corporate dividends received deduction	$1,495,964,000
U.S. government income that may be exempt from state taxation	$157,091,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

26

Changes in and disagreements with accountants

On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements.  A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

27	The Investment Company of America

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,657,168,975
Total shares voting on November 25, 2025:
2,234,208,113 (84.1% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	2,185,340,142	97.8%	48,867,970	2.2%
Mathews Cherian	2,186,634,209	97.9%	47,573,904	2.1%
John G. Freund	2,185,207,283	97.8%	49,000,830	2.2%
Pablo R. González Guajardo	2,001,683,540	89.6%	232,524,573	10.4%
Pedro J. Greer, Jr.	2,185,849,503	97.8%	48,358,610	2.2%
Merit E. Janow	2,184,747,153	97.8%	49,460,959	2.2%
William D. Jones	2,185,672,966	97.8%	48,535,147	2.2%
Earl Lewis, Jr.	2,185,751,846	97.8%	48,456,267	2.2%
Kenneth M. Simril	2,187,676,077	97.9%	46,532,035	2.1%
Christopher E. Stone	2,186,265,676	97.9%	47,942,436	2.1%
Kathy J. Williams	2,187,378,907	97.9%	46,829,206	2.1%
Amy Zegart	2,188,844,857	98.0%	45,363,256	2.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

The Investment Company of America	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $186 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objectives. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	The Investment Company of America

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Investment Company of America	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 11, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Investment Company of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: March 09, 2026